Non-current other receivables	12 Months Ended
Dec. 31, 2020
Non-current other receivables
Non-current other receivables

14 Non-current other receivables

	2020	2019	2018
	$m	$m	$m
Prepayments	395	392	461
Accrued income	56	10	–
Other receivables	269	338	54
Non-current other receivables	720	740	515

Prepayments include $121m (2019:  $125m; 2018:  $146m) in relation to our research collaboration with Moderna. Other receivables include $nil (2019:  $118m; 2018:  $nil) of outstanding payments relating to the out-licence of Duaklir and Tudorza to Circassia in 2017 and $56m (2019:  $53m; 2018: $nil) owed by FibroGen for promotional activity in China pursuant to the roxadustat collaboration.

The 2018 balance included a prepayment of $114m which represented the long-term element of minimum contractual royalties payable to Shionogi under the global licence agreement for Crestor, which was renegotiated in December 2013. The resulting modified royalty structure, which included fixed minimum and maximum payments in years until 2020, resulted in the Group recognising liabilities, and corresponding prepayments, for the discounted value of total minimum payments. At 31 December 2019 the prepayment was reported in amounts due within one year (see Note 16).